Investments - Summary of Subsidiaries with Participation of Non-Controlling Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Equity	$ 269.0	$ 252.8	$ 256.8
Income (loss)	2.1	0.3	(18.1)
Embraer [Member]
Disclosure of subsidiaries [line items]
Equity	133.3	117.1	121.1
Income (loss)	$ 2.1	$ 0.3	$ (18.1)
Embraer CAE Training Services, LLC [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	49.00%	49.00%	49.00%
Equity	$ 34.3	$ 29.0	$ 33.1
Income (loss)	$ 5.4	$ 5.4	$ 5.8
Embraer CAE Training Services (NL) B.V. [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	49.00%	49.00%	0.00%
Equity	$ 9.3	$ 9.4	$ 0.0
Income (loss)	$ 0.2	$ (0.2)	$ 0.0
EVE Holding Inc [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	16.30%	10.60%	10.30%
Equity	$ 34.1	$ 11.0	$ 20.1
Income (loss)	$ (2.3)	$ (9.9)	$ (15.4)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	35.00%	35.00%	35.00%
Equity	$ 42.7	$ 46.0	$ 43.5
Income (loss)	$ (0.5)	$ 0.8	$ (6.8)
Tempest Serviços de Informática SA [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	0.00%	23.40%	39.00%
Equity	$ 0.0	$ 7.2	$ 10.0
Income (loss)	$ (0.4)	$ 4.7	$ (0.4)
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	49.00%	49.00%	49.00%
Equity	$ 12.9	$ 14.5	$ 14.4
Income (loss)	$ (0.3)	$ (0.5)	$ (1.3)
Listing Expenses
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	100.00%	100.00%	100.00%
Equity	$ 135.7	$ 135.7	$ 135.7
Income (loss)	$ 0.0	$ 0.0	$ 0.0